Summary of Restricted Stock Activity (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Number of Shares, Outstanding, Beginning Balance
Number of Shares, Early exercised	1,469,118	5,523,840	4,279,456	7,036,768	348,328
Number of Shares, Outstanding, Ending Balance		1,134,851
Weighted-Average Grant Date Fair Value, Outstanding, Ending Balance		$ 1.69
Restricted Stock
Number of Shares, Outstanding, Beginning Balance
Number of Shares, Outstanding, Beginning Balance	415,488	578,616
Number of Shares, Early exercised	360,852	263,970	453,243
Number of Shares, Vested	(185,640)	(491,337)	(37,755)
Number of Shares, Repurchased	(12,084)	(2,084)
Number of Shares, Outstanding, Ending Balance	578,616	349,165	415,488
Weighted-Average Grant Date Fair Value, Outstanding, Beginning Balance	0.89	$ 1.21
Weighted-Average Grant Date Fair Value, Early exercised	1.29	$ 2.38	0.86
Weighted-Average Grant Date Fair Value, Vested	0.66	$ 1.50	0.58
Weighted-Average Grant Date Fair Value, Repurchased	0.74	$ 0.11
Weighted-Average Grant Date Fair Value, Outstanding, Ending Balance	1.21		0.89